Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000255106
Shareholder Report [Line Items]
Fund Name	Pacific NoS Global EM Equity Active ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information Phone Number	844-745-5220
Additional Information Website	https://www.pacificam.co.uk/geme-etf/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference(a)	Costs paid as a percentage of a $10,000 investmentFootnote Reference(b)
Pacific NoS Global EM Equity Active ETF	$83	0.75%

(a) The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

(b) Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last period?

GEME ended 2025 outperforming the MSCI EM Index by 9% on a total return basis. Performance was driven primarily by country allocation, notably underweights in India and overweights in Korea, alongside strong contributions from precious metals miners and select smaller markets such as Greece and Poland. These gains were partly offset by cautious positioning in Taiwan and weaker Latin American exposure. Korea remained a key driver, supported by a multi-year boom in memory production, improving corporate governance, and strong earnings linked to the AI hardware supply chain. Additional support came from increased exposure to South Africa amid falling capital costs and firm metals prices, while selective investments across South-East Asia and disciplined stock selection underpinned consistent performance through the year.

Line Graph [Table Text Block]
	Pacific NoS Global EM Equity Active ETF	MSCI Emerging Markets Net TR USD Index
Jan 25	$10,000	$10,000
Mar 25	$10,239	$10,216
Jun 25	$11,065	$11,441
Sep 25	$12,625	$12,659
Dec 25	$13,560	$13,257

Average Annual Return [Table Text Block]
Since Fund Inception (1/23/2025)
Pacific NoS Global EM Equity Active ETF	35.67%
MSCI Emerging Markets Net TR USD Index	32.57%

AssetsNet	$ 74,366,754
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 327,995
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Net Assets...
$74,366,754
Number of Portfolio Holdings...
56
Investment Advisory Fees...
$327,995
Portfolio Turnover Rate...
80%

Holdings [Text Block]
Percentage of Net Assets
Information Technology...
23.5%
Financials...
22.5%
Industrials...
17.2%
Consumer Discretionary...
17.0%
Communication Services...
5.9%
Materials...
4.7%
Energy...
3.5%
Consumer Staples...
2.5%
Real Estate...
2.2%

Material Fund Change [Text Block]

Material Fund Changes

On February 3, 2026, Pinnacle Investment Management announced that it had agreed to acquire the remaining equity interests in Pacific Asset Management that it did not already own. The transaction is expected to be completed in the first half of 2026.

The Fund has hired Tidal Investments as an additional sub-advisor to the Fund effective March 26, 2026.